GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 21, 2021	Jun. 15, 2021	Jun. 14, 2021	Apr. 30, 2021	Nov. 30, 2020	Oct. 31, 2020	Jun. 30, 2020
Net income (loss)	$ 2,628,237	$ 927,615	$ 6,098,944	$ 5,981,082
Accumulated deficit	29,597,894		26,969,657	20,870,713
Working capital	$ 4,775,936		$ 4,171,277	$ 4,726,654
Warrants outstanding	4,365,446		701,776	43,688
Warrants exercise price			$ 8.00	$ 20.80	$ 8.00	$ 8.00	$ 8.00	$ 8.00			$ 8.00	$ 8.00	$ 80.00	$ 8.00	$ 8.00
Warrant [Member]
Warrants outstanding	700,838
Warrants exercise price	$ 8.00								$ 8.00	$ 8.00	$ 8.00
Warrant One [Member]
Warrants outstanding	3,287,123
Warrants exercise price	$ 2.01